Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision for Income Taxes at United States Federal Statutory Rate

A reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2016	2015
Net loss before income taxes	$(51,787)	$(4,025)
Income tax rate	0.34	0.34
Income tax recovery	(17,607)	(1,369)
Non-deductible	-	-
Valuation allowance change	17,607	1,369
Provision for income taxes	$-	$-

Schedule of Components of Deferred Income Tax Assets

The significant components of deferred income tax assets at December 31, 2016 and December 31, 2015 are as follows:

	2016	2015
Net operating loss carry-forward	$18,976	$1,369
Valuation allowance	(18,976)	(1,369)
Net deferred income tax asset	$-	$-